Quarterly Holdings Report
for
Fidelity Managed Retirement Income Fund℠
October 31, 2024
RW22-NPRT1-1224
1.858584.118
Bond Funds - 74.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	290,655	2,833,882
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	10,886	83,493
Fidelity Series Corporate Bond Fund (a)	122,568	1,142,338
Fidelity Series Emerging Markets Debt Fund (a)	9,163	73,214
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,368	21,764
Fidelity Series Floating Rate High Income Fund (a)	1,532	13,772
Fidelity Series Government Bond Index Fund (a)	195,964	1,791,107
Fidelity Series High Income Fund (a)	8,593	74,418
Fidelity Series International Credit Fund (a)	1,020	8,495
Fidelity Series International Developed Markets Bond Index Fund (a)	62,443	546,999
Fidelity Series Investment Grade Bond Fund (a)	172,448	1,726,202
Fidelity Series Investment Grade Securitized Fund (a)	123,600	1,098,808
Fidelity Series Long-Term Treasury Bond Index Fund (a)	62,471	346,714
Fidelity Series Real Estate Income Fund (a)	1,358	13,629
Fidelity Series Treasury Bill Index Fund (a)	45,404	451,313
TOTAL BOND FUNDS (Cost $11,040,064)		10,226,148

Domestic Equity Funds - 9.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	14,865	272,630
Fidelity Series Commodity Strategy Fund (a)	360	31,365
Fidelity Series Large Cap Growth Index Fund (a)	7,447	176,782
Fidelity Series Large Cap Stock Fund (a)	7,050	162,508
Fidelity Series Large Cap Value Index Fund (a)	20,067	340,130
Fidelity Series Small Cap Core Fund (a)	7,252	88,182
Fidelity Series Small Cap Opportunities Fund (a)	2,540	37,800
Fidelity Series Value Discovery Fund (a)	7,315	120,257
TOTAL DOMESTIC EQUITY FUNDS (Cost $890,128)		1,229,654

International Equity Funds - 14.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	6,529	105,705
Fidelity Series Emerging Markets Fund (a)	16,779	157,388
Fidelity Series Emerging Markets Opportunities Fund (a)	32,508	630,010
Fidelity Series International Growth Fund (a)	13,463	248,258
Fidelity Series International Index Fund (a)	7,532	94,759
Fidelity Series International Small Cap Fund (a)	10,899	194,440
Fidelity Series International Value Fund (a)	19,331	248,989
Fidelity Series Overseas Fund (a)	17,598	247,431
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,551,012)		1,926,980

Short-Term Funds - 1.1%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a) (Cost $152,916)	15,421	154,057

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $149,476)	4.91	149,476	149,476

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $13,783,596)	13,686,315
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,071)
NET ASSETS - 100.0%	13,681,244

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	2,933,164	193,837	310,940	15,495	(5,950)	23,771	2,833,882
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	90,227	3,620	9,545	640	(161)	(648)	83,493
Fidelity Series Blue Chip Growth Fund	287,597	42,271	45,897	23,362	(681)	(10,660)	272,630
Fidelity Series Canada Fund	102,304	11,091	10,067	-	764	1,613	105,705
Fidelity Series Commodity Strategy Fund	124,981	3,406	94,136	3,039	(48,805)	45,919	31,365
Fidelity Series Corporate Bond Fund	1,262,652	47,517	166,550	13,226	(18,042)	16,761	1,142,338
Fidelity Series Emerging Markets Debt Fund	77,485	2,966	8,006	714	(132)	901	73,214
Fidelity Series Emerging Markets Debt Local Currency Fund	24,558	383	3,596	-	(344)	763	21,764
Fidelity Series Emerging Markets Fund	164,298	13,063	23,373	-	302	3,098	157,388
Fidelity Series Emerging Markets Opportunities Fund	658,013	64,290	111,145	-	4,119	14,733	630,010
Fidelity Series Floating Rate High Income Fund	14,768	805	1,815	320	(16)	30	13,772
Fidelity Series Government Bond Index Fund	1,955,544	81,535	233,665	15,601	(21,894)	9,587	1,791,107
Fidelity Series Government Money Market Fund	156,176	8,917	15,617	1,930	-	-	149,476
Fidelity Series High Income Fund	80,027	2,260	9,014	1,189	(891)	2,036	74,418
Fidelity Series International Credit Fund	8,310	74	-	74	-	111	8,495
Fidelity Series International Developed Markets Bond Index Fund	581,744	18,431	57,755	2,045	(4,576)	9,155	546,999
Fidelity Series International Growth Fund	256,507	19,822	26,370	-	240	(1,941)	248,258
Fidelity Series International Index Fund	96,420	9,620	9,693	-	1,144	(2,732)	94,759
Fidelity Series International Small Cap Fund	222,729	3,534	28,368	-	1,583	(5,038)	194,440
Fidelity Series International Value Fund	254,889	23,675	24,793	-	2,927	(7,709)	248,989
Fidelity Series Investment Grade Bond Fund	1,907,611	67,056	238,216	18,979	(19,402)	9,153	1,726,202
Fidelity Series Investment Grade Securitized Fund	1,234,053	44,308	168,620	12,251	(15,138)	4,205	1,098,808
Fidelity Series Large Cap Growth Index Fund	184,225	14,448	29,242	-	52	7,299	176,782
Fidelity Series Large Cap Stock Fund	168,454	20,277	24,741	8,045	1,776	(3,258)	162,508
Fidelity Series Large Cap Value Index Fund	346,375	34,103	48,427	-	2,417	5,662	340,130
Fidelity Series Long-Term Treasury Bond Index Fund	392,506	8,635	47,609	3,156	(14,303)	7,485	346,714
Fidelity Series Overseas Fund	254,743	24,586	24,973	-	3,491	(10,416)	247,431
Fidelity Series Real Estate Income Fund	14,624	478	1,716	211	20	223	13,629
Fidelity Series Short-Term Credit Fund	164,669	4,628	15,741	1,618	1	500	154,057
Fidelity Series Small Cap Core Fund	85,613	16,447	11,731	-	(221)	(1,926)	88,182
Fidelity Series Small Cap Opportunities Fund	51,659	4,897	14,734	3,474	2,668	(6,690)	37,800
Fidelity Series Treasury Bill Index Fund	474,076	27,505	50,265	5,672	(153)	150	451,313
Fidelity Series Value Discovery Fund	121,295	12,222	15,457	-	723	1,474	120,257
	14,752,296	830,707	1,881,817	131,041	(128,482)	113,611	13,686,315

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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